Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Amount Registered | shares	12,500,000
Proposed Maximum Offering Price per Unit	2.63
Maximum Aggregate Offering Price	$ 32,875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,540.04
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional common units that become issuable by reason of any unit dividend, unit split, recapitalization or other similar transaction that results in an increase in the number of the outstanding common stock of the registrant. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sale prices of the common stock, par value $0.0001 ("Common Stock") on August 20, 2026, as reported on the NYSE American.